SCHEDULE OF WARRANTS AND FAIR VALUE OUTSTANDING (Details)	3 Months Ended
	Mar. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding | shares	6,943,483	6,960,021
Fair Value of warrants | $	$ 5,814,046	$ 4,864,772
Range 1 [member]
IfrsStatementLineItems [Line Items]
Issue Date	Nov. 30, 2020
Exercise price | $ / shares	$ 3.55
Number of Warrants Outstanding | shares	481,484	482,425
Fair Value of warrants | $	$ 353,777	$ 182,262
Range 2 [member]
IfrsStatementLineItems [Line Items]
Issue Date	Feb. 05, 2021
Exercise price | $ / shares	$ 3.55
Number of Warrants Outstanding | shares	1,319,675	1,323,275
Fair Value of warrants | $	$ 1,076,840	$ 951,226
Range 3 [member]
IfrsStatementLineItems [Line Items]
Issue Date	Mar. 05, 2021
Exercise price | $ / shares	$ 3.55
Number of Warrants Outstanding | shares	5,142,324	5,154,321
Fair Value of warrants | $	$ 4,383,429	$ 3,731,284